Restructuring	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring

In the first quarter of 2018 and 2017, management approved strategic reductions of the existing global workforce, which resulted in restructuring charges of $25 million and $40 million, respectively. The reduction approved in the first quarter of 2018 also included restructuring charges related to the decision to wind down TIO operations. We incurred employee and severance benefits expenses under both the 2018 and 2017 strategic reductions, which were substantially completed by the end of 2018 and 2017, respectively.

No restructuring expenses were recognized during the year ended December 31, 2016.